OTHER BORROWINGS (Details) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Film financing agreement Third party investor USD ($)	Dec. 31, 2013 Film financing agreement Third party investor USD ($)	Dec. 31, 2012 Film financing agreement Third party investor USD ($)	Oct. 31, 2011 Film financing agreement entered into in October,2011 USD ($) agreement	Oct. 31, 2011 Film financing agreement entered into in October,2011 CNY	Dec. 31, 2012 Film financing agreement entered into in October,2011 USD ($)	Dec. 31, 2011 Film financing agreement entered into in October,2011 USD ($)	May 31, 2012 Film financing agreement entered into in March 2012 and May 2012 USD ($)	May 31, 2012 Film financing agreement entered into in March 2012 and May 2012 CNY	Mar. 31, 2012 Film financing agreement entered into in March 2012 and May 2012 USD ($)	Mar. 31, 2012 Film financing agreement entered into in March 2012 and May 2012 CNY	Feb. 28, 2014 Film financing agreement entered into in March 2012 and May 2012 Third party investor USD ($)	Feb. 28, 2014 Film financing agreement entered into in March 2012 and May 2012 Third party investor CNY	May 31, 2013 Film financing agreement entered into in March 2012 and May 2012 Third party investor USD ($)	May 31, 2013 Film financing agreement entered into in March 2012 and May 2012 Third party investor CNY	Sep. 30, 2013 Film financing agreement entered into in September 2013 USD ($)	Sep. 30, 2013 Film financing agreement entered into in September 2013 CNY	Apr. 30, 2014 Film Financing Agreement Entered Into In April 2014 USD ($)	Apr. 30, 2014 Film Financing Agreement Entered Into In April 2014 CNY	Dec. 31, 2010 Film financing agreement entered into in December,2010 Third party investor USD ($)	Dec. 31, 2010 Film financing agreement entered into in December,2010 Third party investor CNY
OTHER BORROWINGS
Balance at the beginning of the period	$ 4,126			$ 4,126	$ 8,671
Received from investors	4,615	2,314	6,150	4,615	2,314		1,573	10,000			3,001	19,000	3,001	19,000					2,314	14,200	2,455	15,300	168	1,100
Accrued interest expenses				342	446	554			211	65
Effective interest rate, minimum (as a percent)							15.00%	15.00%
Repayments of Other Debt	1,475	6,699		(1,475)	(6,699)										1,422	9,000	1,579	10,000
Interest Paid	5,927	3,428	967	(221)	(790)
Effect of Exchange Rate on Short Term Borrowings				(83)	184
Balance at the end of the period	7,304	4,126		7,304	4,126	8,671
Effective interest rate, maximum (as a percent)							20.00%	20.00%			15.00%	15.00%	15.00%	15.00%					8.00%	8.00%	10.00%	10.00%
Number of agreements entered into with other investors							2	2
Interest expenses capitalized to production costs				$ 299	$ 269	$ 550